Right of Use Assets and Lease Liabilities - Disclosure of payments on lease liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
less amount representing interest expense	$ (1,876,937)
Lease liability	4,636,211
Current portion of lease liabilities	630,207	$ 669,040
Long term portion of lease liabilities	4,006,004	$ 4,570,811
Year 1 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	957,685
Thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	$ 5,555,463